Leasing Arrangements (Tables)	12 Months Ended
Dec. 27, 2014
Leases [Abstract]
Minimum Contractual Commitments under Long-Term Operating Leases

Minimum contractual commitments under long-term operating leases, which primarily relate to land, plant and equipment, and under royalty agreements as of December 27, 2014, are as follows:

	Operating Leases	Royalty Agreements
2015	$5,048	$3,303
2016	4,061	4,711
2017	3,223	4,973
2018	2,018	4,522
2019	1,469	4,265